VARIABLE INTEREST ENTITIES ("VIE") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Restricted cash	$ 188,289	$ 486,426
Long-term interest bearing debt - non-current portion	1,294,719	1,835,102
Total liabilities	2,881,318	2,980,804
Statement of income
Interest expense	103,124	101,908	$ 59,305
Statement of cash flows
Repayments of debt	(552,195)	(994,874)	(446,626)
Proceeds from short-term and long-term debt (including related parties)	524,278	1,177,748	928,432
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash	34,947	176,428
Short-term interest bearing debt	963,005	646,513
Long-term interest bearing debt - non-current portion	617,124	1,200,774
Total liabilities	1,580,129	1,847,287
Statement of income
Interest expense	69,373	61,502	37,383
Statement of cash flows
Repayments of debt	(410,737)	(299,776)	(60,549)
Proceeds from short-term and long-term debt (including related parties)	144,278	$ 1,061,000	$ 112,000
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	28
Short-term interest bearing debt	127,166
Long-term interest bearing debt - non-current portion	0
Total liabilities	127,166
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	1,481
Short-term interest bearing debt	147,025
Long-term interest bearing debt - non-current portion	0
Total liabilities	147,025
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	1,481
Short-term interest bearing debt	127,695
Long-term interest bearing debt - non-current portion	0
Total liabilities	127,695
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	1,471
Short-term interest bearing debt	100,799
Long-term interest bearing debt - non-current portion	0
Total liabilities	100,799
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	10,764
Long-term interest bearing debt - non-current portion	94,120
Total liabilities	104,884
CCBFL Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Seal
Variable Interest Entity [Line Items]
Restricted cash	3,470
Short-term interest bearing debt	0
Long-term interest bearing debt - non-current portion	100,359
Total liabilities	100,359
COSCO Shipping Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Crystal
Variable Interest Entity [Line Items]
Restricted cash	4,881
Short-term interest bearing debt	6,625
Long-term interest bearing debt - non-current portion	84,145
Total liabilities	90,770
China State Shipbuilding Corporation, CSSC | Variable Interest Entity, Primary Beneficiary | Hilli
Variable Interest Entity [Line Items]
Restricted cash	22,135
Short-term interest bearing debt	442,931
Long-term interest bearing debt - non-current portion	338,500
Total liabilities	$ 781,431